Offerings	Dec. 20, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.10 per share
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each class identified is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon exercise, exchange or conversion of other securities. Securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
The registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of all of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fees applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect at the date of such fee payment.